UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments

Asset-Backed Securities — 4.7%
Security	Principal Amount (000's omitted)	Value
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 8.777%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,403,450
Series 2018-1A, Class E, 11.677%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	2,621,361
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.566%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	4,000	3,515,388
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.807%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,009,589
Apidos CLO XX, Series 2015-20A, Class DR, 11.356%, (3 mo. SOFR + 5.962%), 7/16/31(1)(2)	2,375	2,135,332
Ares Loan Funding II, Ltd., Series 2022-ALF2A, Class ER, 13.656%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,325	1,298,898
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 12.094%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,733,831
Ares XLIX CLO, Ltd., Series 2018-49A, Class D, 8.674%, (3 mo. SOFR + 3.262%), 7/22/30(1)(2)	2,500	2,395,640
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 8.526%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	4,754,640
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 11.356%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	3,552,104
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 8.277%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,362,727
Series 2018-1A, Class C, 8.256%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,276,546
Bain Capital Credit CLO, Ltd.:
Series 2018-1A, Class D, 8.374%, (3 mo. SOFR + 2.962%), 4/23/31(1)(2)	5,000	4,651,770
Series 2018-1A, Class E, 11.024%, (3 mo. SOFR + 5.612%), 4/23/31(1)(2)	3,000	2,511,483
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 12.627%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,482,668
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 9.344%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,230,965
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class D, 11.627%, (3 mo. SOFR + 6.212%), 4/20/31(1)(2)	3,500	3,250,653
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 11.277%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	4,544,758
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 8.277%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	1,500	1,419,594
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 12.364%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	2,250	2,108,072
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 12.006%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	$1,750	$ 1,677,869
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 12.346%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	930,082
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.506%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	2,845,206
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 8.552%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,387,102
Series 2018-1A, Class D, 11.302%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,178,101
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.517%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	880,092
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.807%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,781,324
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 12.094%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,779,092
BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class E, 12.471%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,322,227
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 13.162%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,884,938
BlueMountain CLO, Ltd.:
Series 2016-3A, Class DR, 8.726%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,375,377
Series 2016-3A, Class ER, 11.576%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,224,608
Series 2018-1A, Class D, 8.702%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,266,958
Series 2018-1A, Class E, 11.602%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,534,322
Bryant Park Funding, Ltd.:
Series 2023-20A, Class D, 11.449%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,410,771
Series 2023-21A, Class D, 10.935%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,525	3,501,841
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 11.356%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,244,814
Series 2016-1A, Class ER, 11.406%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,392,436
Series 2016-2A, Class ER, 11.656%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	3,826,125
Series 2017-1A, Class E, 11.906%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	2,877,287

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.: (continued)
Series 2018-1A, Class D, 8.556%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	$3,000	$ 2,848,887
Series 2018-1A, Class E, 11.406%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,345,882
Series 2019-2A, Class ER, 12.406%, (3 mo. SOFR + 7.011%), 10/15/34(1)(2)	1,500	1,360,722
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 8.452%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,680,700
Series C17A, Class DR, 11.652%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	2,841,314
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 9.156%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,408,155
Series 2012-3A, Class DR2, 12.156%, (3 mo. SOFR + 6.761%), 1/14/32(1)(2)	1,500	1,251,521
Series 2014-3RA, Class C, 8.599%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	924,119
Series 2014-3RA, Class D, 11.049%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	1,877,116
Series 2014-4RA, Class C, 8.556%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	1,848,728
Series 2014-4RA, Class D, 11.306%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,206,492
Carlyle US CLO, Ltd.:
Series 2019-4A, Class DR, 11.994%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,658,969
Series 2022-6A, Class DR, 10.13%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,207,482
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 12.277%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	975,659
CIFC Funding, Ltd., Series 2022-4A, Class D, 8.944%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,725,726
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 8.506%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,399,137
Series 2018-55A, Class E, 11.056%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,749,672
Series 2022-112A, Class E, 13.145%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,973,216
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.256%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	4,641,865
Series 2015-41A, Class ER, 10.956%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	989,947
Series 2016-42A, Class DR, 8.586%, (3 mo. SOFR + 3.192%), 7/15/30(1)(2)	2,500	2,348,357
Series 2016-42A, Class ER, 11.206%, (3 mo. SOFR + 5.812%), 7/15/30(1)(2)	3,500	2,953,135
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 11.766%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,875,321
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.553%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,250	2,229,032
Security	Principal Amount (000's omitted)	Value
Galaxy XXV CLO, Ltd.:
Series 2018-25A, Class D, 8.74%, (3 mo. SOFR + 3.362%), 10/25/31(1)(2)	$2,500	$ 2,438,492
Series 2018-25A, Class E, 11.59%, (3 mo. SOFR + 6.211%), 10/25/31(1)(2)	3,500	3,098,378
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 11.677%, (3 mo. SOFR + 6.262%), 1/20/31(1)(2)	2,500	2,340,557
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.977%, (3 mo. SOFR + 3.562%), 7/20/30(1)(2)	4,000	3,709,444
Series 2018-37A, Class E, 11.427%, (3 mo. SOFR + 6.012%), 7/20/30(1)(2)	4,750	4,695,978
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 12.377%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,141,728
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 12.45%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,306,540
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 12.592%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,821,042
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 12.077%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	929,261
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 8.774%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	1,844,714
Series 2018-2A, Class E, 11.424%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,468,892
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 12.257%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	1,450	1,354,316
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 11.74%, (3 mo. SOFR + 6.362%), 4/25/29(1)(2)	1,500	1,399,364
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.444%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,464,607
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.656%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,948,968
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 8.764%, (3 mo. SOFR + 3.362%), 10/17/30(1)(2)	2,500	2,405,505
Series 2016-22A, Class ER, 11.724%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	3,000	2,729,217
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 11.277%, (3 mo. SOFR + 5.862%), 4/20/30(1)(2)	1,950	1,712,176
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 11.877%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	1,000	944,940

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.878%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	$3,200	$ 3,044,691
OCP CLO, Ltd.:
Series 2022-24A, Class D, 9.216%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	472,812
Series 2022-24A, Class E, 12.836%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	966,488
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.514%, (3 mo. SOFR + 6.111%), 10/17/31(1)(2)	1,325	1,241,293
Series 2015-1A, Class DR4, 12.141%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,847,830
Series 2018-1A, Class D, 10.807%, (3 mo. SOFR + 5.412%), 4/18/31(1)(2)	2,000	1,881,298
Series 2018-2A, Class D, 11.256%, (3 mo. SOFR + 5.862%), 7/16/31(1)(2)	2,000	1,928,870
Series 2021-2A, Class E, 12.006%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	962,846
Series 2022-1A, Class E, 11.766%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,929,592
RAD CLO 5, Ltd., Series 2019-5A, Class E, 12.36%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,169,161
RAD CLO 14, Ltd., Series 2021-14A, Class E, 12.156%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	890,045
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 8.756%, (3 mo. SOFR + 3.362%), 7/15/31(1)(2)	2,500	2,432,925
Series 2018-2A, Class D, 11.606%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,067,035
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 8.84%, (3 mo. SOFR + 3.462%), 10/25/31(1)(2)	2,500	2,442,735
Series 2018-3A, Class E, 11.59%, (3 mo. SOFR + 6.211%), 10/25/31(1)(2)	2,000	1,801,678
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 12.14%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,543,044
Symphony CLO, Ltd., Series 2022-37A, Class D1, 10.846%, (3 mo. SOFR + 5.43%), 10/20/34(1)(2)	2,500	2,518,007
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 8.577%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,239,504
Series 2016-1A, Class DR, 11.577%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	1,920,182
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.877%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,231,463
Series 2018-9A, Class D, 11.927%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	2,432,773
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 8.927%, (3 mo. SOFR + 3.512%), 10/20/31(1)(2)	5,000	4,605,920
Security	Principal Amount (000's omitted)	Value
Vibrant CLO X, Ltd.: (continued)
Series 2018-10A, Class D, 11.867%, (3 mo. SOFR + 6.452%), 10/20/31(1)(2)	$5,000	$ 3,719,755
Voya CLO, Ltd.:
Series 2015-3A, Class CR, 8.827%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,177,888
Series 2015-3A, Class DR, 11.877%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	4,405,318
Series 2016-3A, Class CR, 8.907%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,813,576
Series 2016-3A, Class DR, 11.737%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	1,880,140
Series 2018-2A, Class E, 10.906%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,129,953
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 8.577%, (3 mo. SOFR + 3.162%), 7/20/30(1)(2)	2,000	1,925,990
Series 2015-1A, Class DR, 11.177%, (3 mo. SOFR + 5.762%), 7/20/30(1)(2)	2,500	2,130,353
Wellfleet CLO, Ltd.:
Series 2021-1A, Class D, 9.177%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,078,579
Series 2021-3A, Class E, 12.756%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	800,259
Series 2022-1A, Class D, 9.534%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	945,569
Series 2022-1A, Class E, 13.254%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,852,368
Total Asset-Backed Securities (identified cost $297,460,747)		$ 270,085,254

Common Stocks — 0.6%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Global Services, LLC(3)(4)(5)(6)	950	$ 0
IAP Global Services, LLC(3)(4)(5)	1,627	0
		$ 0
Chemicals — 0.0%
Flint Campfire Topco, Ltd., Class A(4)(5)(6)	3,812,783	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	223,950	$ 4,702,950
Phoenix Services International, LLC(5)(6)	168,954	1,605,063
Phoenix Services International, LLC(5)(6)	15,415	146,442
		$ 6,454,455

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Containers and Glass Products — 0.0%(7)
LG Newco Holdco, Inc.(5)(6)	250,979	$ 1,443,129
		$ 1,443,129
Electronics/Electrical — 0.0%(7)
Skillsoft Corp.(5)(6)	44,676	$ 839,909
		$ 839,909
Entertainment — 0.1%
New Cineworld, Ltd.(5)(6)	80,602	$ 1,722,868
		$ 1,722,868
Health Care — 0.0%
Akorn Holding Company, LLC(4)(5)(6)	705,631	$ 0
		$ 0
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(5)(6)	1,348,933	$ 18,885,062
Serta SSB Equipment Co.(4)(5)(6)	1,348,933	0
		$ 18,885,062
Investment Companies — 0.0%(7)
Aegletes B.V.(5)(6)	116,244	$ 280,439
Jubilee Topco, Ltd., Class A(4)(5)(6)	2,897,167	0
		$ 280,439
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(5)(6)	36,829	$ 3,148,879
		$ 3,148,879
Oil and Gas — 0.0%(7)
AFG Holdings, Inc.(4)(5)(6)	498,342	$ 986,717
McDermott International, Ltd.(5)(6)	1,013,850	273,740
		$ 1,260,457
Pharmaceuticals — 0.0%(7)
Covis Midco 1 S.a.r.l., Class A(5)(6)	8,008	$ 4,084
Covis Midco 1 S.a.r.l., Class B(5)(6)	8,008	4,084
Covis Midco 1 S.a.r.l., Class C(5)(6)	8,008	4,084
Covis Midco 1 S.a.r.l., Class D(5)(6)	8,008	4,084
Covis Midco 1 S.a.r.l., Class E(5)(6)	8,008	4,084
		$ 20,420
Retailers (Except Food and Drug) — 0.0%(7)
Phillips Pet Holding Corp.(4)(5)(6)	2,590	$ 102,897
		$ 102,897
Security	Shares	Value
Telecommunications — 0.0%
Global Eagle Entertainment(4)(5)(6)	364,650	$ 0
		$ 0
Utilities — 0.0%(7)
Longview Intermediate Holdings, LLC, Class A(6)	149,459	$ 1,206,134
		$ 1,206,134
Total Common Stocks (identified cost $80,724,650)		$ 35,364,649

Corporate Bonds — 9.1%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.4%
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,466,857
6.75%, 8/15/28(1)	3,175	3,086,841
6.875%, 12/15/30(1)	19,500	18,847,335
		$ 23,401,033
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	14,313	$ 13,932,268
5.75%, 4/20/29(1)	12,875	11,626,509
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,294,819
4.625%, 4/15/29(1)	4,625	3,910,915
		$ 33,764,511
Automotive — 0.1%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	2,175	$ 2,143,235
Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	1,876,813
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	3,809,775
		$ 7,829,823
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	7,018	$ 6,406,346
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	900	847,274
		$ 7,253,620

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Business Equipment and Services — 0.8%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$ 1,944,949
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)		12,475	10,177,694
4.625%, 6/1/28(1)		23,725	19,429,703
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)		15,225	14,784,812
			$ 46,337,158
Chemicals — 0.4%
Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		925	$ 852,570
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	1,253,188
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,916,014
Olympus Water US Holding Corp.:
4.25%, 10/1/28(1)		9,350	7,470,369
9.75%, 11/15/28(1)		8,600	8,410,378
			$ 20,902,519
Commercial Services — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		15,300	$ 13,517,376
			$ 13,517,376
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		5,150	$ 4,499,291
4.375%, 10/15/28(1)		9,125	7,772,883
			$ 12,272,174
Diversified Financial Services — 0.3%
AG Issuer, LLC, 6.25%, 3/1/28(1)		8,075	$ 7,447,716
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		2,925	2,941,439
Aretec Escrow Issuer 2, Inc., 10.00%, 8/15/30(1)(8)		4,225	4,277,812
			$ 14,666,967
Diversified Telecommunication Services — 0.9%
Altice France S.A.:
5.125%, 1/15/29(1)		1,300	$ 898,591
5.125%, 7/15/29(1)		42,825	29,349,960
5.50%, 10/15/29(1)		6,455	4,445,207
Level 3 Financing, Inc., 3.875%, 11/15/29(1)		11,225	10,012,671
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		6,500	5,367,635
			$ 50,074,064
Security	Principal Amount* (000's omitted)	Value
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 7,965,382
		$ 7,965,382
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$ 5,100,552
		$ 5,100,552
Electronics/Electrical — 0.4%
GoTo Group, Inc., 5.50%, 9/1/27(1)	10,760	$ 5,623,288
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	15,860,561
		$ 21,483,849
Entertainment — 0.1%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,075	$ 1,818,737
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,063,634
		$ 2,882,371
Health Care — 0.6%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	22,800	$ 19,272,855
Tenet Healthcare Corp., 4.25%, 6/1/29	15,950	13,666,951
		$ 32,939,806
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$ 30,102,544
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,155,781
		$ 32,258,325
Household Products — 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	14,212	$ 12,869,817
		$ 12,869,817
Insurance — 0.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co., 4.25%, 10/15/27(1)	700	$ 616,143
NFP Corp.:
4.875%, 8/15/28(1)	5,520	4,838,766
7.50%, 10/1/30(1)	2,925	2,773,221
8.50%, 10/1/31(1)	8,300	8,168,583
		$ 16,396,713

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Internet Software & Services — 0.2%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	$ 13,175,673
		$ 13,175,673
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,300	$ 3,010,194
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,000	20,272,430
		$ 23,282,624
Machinery — 0.3%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	$ 11,206,897
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	7,150	6,516,919
		$ 17,723,816
Media — 0.4%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	$ 1,806,845
5.25%, 8/15/27(1)	2,125	1,559,329
6.375%, 5/1/26	2,896	2,363,200
8.375%, 5/1/27	5,248	3,222,327
Univision Communications, Inc.:
4.50%, 5/1/29(1)	9,125	7,263,536
7.375%, 6/30/30(1)	9,150	8,065,665
		$ 24,280,902
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	10,525	$ 10,352,865
		$ 10,352,865
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 4,384,419
		$ 4,384,419
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$ 5,793,101
		$ 5,793,101
Retail — 0.2%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$ 13,109,246
		$ 13,109,246
Security	Principal Amount* (000's omitted)	Value
Retailers (Except Food and Drug) — 0.0%(7)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$ 1,151,746
		$ 1,151,746
Software — 0.3%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$ 4,172,187
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	13,600	11,594,068
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	2,750	2,253,426
		$ 18,019,681
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$ 9,802,152
		$ 9,802,152
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	9,325	$ 7,273,692
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	5,550	4,370,746
		$ 11,644,438
Trading Companies & Distributors — 0.0%(7)
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$ 2,673,667
		$ 2,673,667
Utilities — 0.0%(7)
Calpine Corp., 5.25%, 6/1/26(1)	1,109	$ 1,062,411
		$ 1,062,411
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$ 5,809,702
		$ 5,809,702
Total Corporate Bonds (identified cost $598,447,001)		$ 524,182,503

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	426,000	$ 17,700,300
Total Exchange-Traded Funds (identified cost $19,593,027)		$ 17,700,300

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Preferred Stocks — 0.2%
Security	Shares	Value
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	17,394	$ 8,946,313
Total Preferred Stocks (identified cost $0)		$ 8,946,313

Senior Floating-Rate Loans — 81.4%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.0%
Aernnova Aerospace S.A.U.:
Term Loan, 6.783%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	$ 4,760,370
Term Loan, 6.934%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,194	1,220,608
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.722%, (3 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,850	3,965,481
Dynasty Acquisition Co., Inc.:
Term Loan, 9.324%, (SOFR + 4.00%), 8/24/28		23,402	23,171,462
Term Loan, 9.324%, (SOFR + 4.00%), 8/24/28		10,029	9,930,627
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)		6,709	5,122,000
TransDigm, Inc.:
Term Loan, 8.64%, (SOFR + 3.25%), 2/22/27		27,544	27,555,452
Term Loan, 8.64%, (SOFR + 3.25%), 8/24/28		16,042	16,039,386
WP CPP Holdings, LLC, Term Loan, 9.29%, (SOFR + 3.75%), 4/30/25		27,103	26,127,160
			$ 117,892,546
Airlines — 0.4%
American Airlines, Inc., Term Loan, 10.427%, (SOFR + 4.75%), 4/20/28		24,863	$ 25,246,750
			$ 25,246,750
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 9.074%, (SOFR + 3.75%), 3/8/30		4,552	$ 4,500,914
			$ 4,500,914
Auto Components — 1.8%
Adient US, LLC, Term Loan, 8.689%, (SOFR + 3.25%), 4/10/28		5,523	$ 5,529,734
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
Autokiniton US Holdings, Inc., Term Loan, 9.939%, (SOFR + 4.50%), 4/6/28		20,578	$ 20,209,276
Clarios Global, L.P., Term Loan, 7.118%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	16,490	17,399,074
DexKo Global, Inc.:
Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	3,271,262
Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	7,303	7,302,731
Term Loan, 9.402%, (SOFR + 3.75%), 10/4/28		13,371	12,834,434
Garrett Motion, Inc., Term Loan, 9.883%, (SOFR + 4.50%), 4/30/28		8,393	8,413,839
LSF12 Badger Bidco, LLC, Term Loan, 11.324%, (SOFR + 6.00%), 8/30/30		3,100	3,096,125
LTI Holdings, Inc., Term Loan, 10.189%, (SOFR + 4.75%), 7/24/26		7,044	6,755,899
RealTruck Group, Inc.:
Term Loan, 9.189%, (SOFR + 3.75%), 1/31/28		11,509	10,997,334
Term Loan, 10.406%, (SOFR + 5.00%), 1/31/28		7,125	6,833,317
			$ 102,643,025
Automobiles — 0.9%
Bombardier Recreational Products, Inc., Term Loan, 7.424%, (SOFR + 2.00%), 5/24/27		38,161	$ 37,874,967
MajorDrive Holdings IV, LLC:
Term Loan, 9.652%, (SOFR + 4.00%), 6/1/28		14,893	14,508,379
Term Loan, 11.04%, (SOFR + 5.50%), 6/1/29		2,140	2,121,672
			$ 54,505,018
Beverages — 0.4%
City Brewing Company, LLC, Term Loan, 9.164%, (SOFR + 3.50%), 4/5/28		7,885	$ 5,847,062
Triton Water Holdings, Inc., Term Loan, 8.902%, (SOFR + 3.25%), 3/31/28		21,157	20,105,663
			$ 25,952,725
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.949%, (SOFR + 2.50%), 3/12/26		18,178	$ 18,041,169
Alltech, Inc., Term Loan, 9.439%, (SOFR + 4.00%), 10/13/28		4,736	4,635,615
Grifols Worldwide Operations USA, Inc., Term Loan, 7.424%, (SOFR + 2.00%), 11/15/27		4,440	4,324,991
			$ 27,001,775

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products — 0.8%
Cornerstone Building Brands, Inc., Term Loan, 8.685%, (SOFR + 3.25%), 4/12/28		11,056	$ 10,542,540
CPG International, Inc., Term Loan, 7.924%, (SOFR + 2.50%), 4/28/29		13,637	13,635,545
LHS Borrower, LLC, Term Loan, 10.174%, (SOFR + 4.75%), 2/16/29		5,827	5,113,227
MI Windows and Doors, LLC, Term Loan, 8.924%, (SOFR + 3.50%), 12/18/27		6,545	6,552,979
Oscar AcquisitionCo, LLC, Term Loan, 9.99%, (SOFR + 4.50%), 4/29/29		1,598	1,558,974
Standard Industries, Inc., Term Loan, 7.953%, (SOFR + 2.50%), 9/22/28		8,819	8,842,854
			$ 46,246,119
Capital Markets — 4.5%
Advisor Group, Inc., Term Loan, 9.824%, (SOFR + 4.50%), 8/17/28		22,225	$ 22,167,154
AllSpring Buyer, LLC, Term Loan, 8.949%, (SOFR + 3.25%), 11/1/28		6,220	6,066,244
Aretec Group, Inc.:
Term Loan, 9.674%, (SOFR + 4.25%), 10/1/25		18,275	18,285,118
Term Loan, 9.924%, (SOFR + 4.50%), 8/9/30		8,853	8,620,426
CeramTec AcquiCo GmbH, Term Loan, 7.283%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	12,779	13,217,332
Citadel Securities, L.P., Term Loan, 7.939%, (SOFR + 2.50%), 7/29/30		7,606	7,594,529
Citco Funding, LLC, Term Loan, 4/27/28(10)		8,175	8,190,328
Clipper Acquisitions Corp., Term Loan, 7.192%, (SOFR + 1.75%), 3/3/28		7,191	7,161,189
Edelman Financial Center, LLC, Term Loan, 8.939%, (SOFR + 3.50%), 4/7/28		18,913	18,620,831
EIG Management Company, LLC, Term Loan, 9.177%, (SOFR + 3.75%), 2/22/25		2,859	2,858,625
FinCo I, LLC, Term Loan, 8.383%, (SOFR + 3.00%), 6/27/29		12,818	12,824,284
Focus Financial Partners, LLC:
Term Loan, 7.824%, (SOFR + 2.50%), 6/30/28		9,877	9,799,190
Term Loan, 8.574%, (SOFR + 3.25%), 6/30/28		17,301	17,255,707
Term Loan, 8.824%, (SOFR + 3.50%), 6/30/28		6,400	6,393,331
Franklin Square Holdings, L.P., Term Loan, 7.674%, (SOFR + 2.25%), 8/1/25		6,199	6,206,462
Guggenheim Partners, LLC, Term Loan, 8.64%, (SOFR + 3.25%), 12/12/29		19,230	19,238,323
Hudson River Trading, LLC, Term Loan, 8.439%, (SOFR + 3.00%), 3/20/28		25,572	25,241,936
LPL Holdings, Inc., Term Loan, 7.165%, (SOFR + 1.75%), 11/12/26		15,785	15,821,179
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Mariner Wealth Advisors, LLC, Term Loan, 8.901%, (SOFR + 3.25%), 8/18/28		13,446	$ 13,244,742
Victory Capital Holdings, Inc.:
Term Loan, 7.772%, (SOFR + 2.25%), 7/1/26		13,437	13,430,354
Term Loan, 7.772%, (SOFR + 2.25%), 12/29/28		6,979	6,952,588
			$ 259,189,872
Chemicals — 4.9%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.89%, (SOFR + 2.50%), 12/20/29		18,151	$ 18,203,296
CPC Acquisition Corp., Term Loan, 9.402%, (SOFR + 3.75%), 12/29/27		14,714	11,646,946
Flint Group Midco Limited, Term Loan, 10.674%, (SOFR + 5.00%), 9.924% cash, 0.75% PIK, 12/31/26		4,982	4,633,281
Flint Group Packaging INKS North America Holdings, LLC:
Term Loan, 9.002%, (3 mo. EURIBOR + 5.00%), 8.252% cash, 0.75% PIK, 12/31/26	EUR	1,546	1,521,387
Term Loan, 11.002%, (3 mo. EURIBOR + 7.00%), 4.102% cash, 6.90% PIK, 12/31/27	EUR	750	581,570
Term Loan - Second Lien, 11.002%, (3 mo. EURIBOR + 7.00%), 4.102% cash, 6.90% PIK, 12/31/27	EUR	999	191,158
Flint Group Topco Limited:
Term Loan, 12.674%, (SOFR + 7.00%), 5.774% cash, 6.90% PIK, 12/31/27		2,429	1,779,470
Term Loan - Second Lien, 12.674%, (SOFR + 7.00%), 5.774% cash, 6.90% PIK, 12/31/27		3,240	585,830
Gemini HDPE, LLC, Term Loan, 8.645%, (SOFR + 3.00%), 12/31/27		4,686	4,678,800
GEON Performance Solutions, LLC, Term Loan, 10.402%, (SOFR + 4.75%), 8/18/28		5,660	5,547,017
Groupe Solmax, Inc., Term Loan, 10.303%, (SOFR + 4.75%), 5/29/28(11)		9,392	8,797,699
INEOS Enterprises Holdings II Limited, Term Loan, 7.783%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	1,945	2,028,995
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.273%, (SOFR + 3.75%), 7/8/30		10,925	10,697,399
INEOS Finance PLC:
Term Loan, 6.618%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	9,043,347
Term Loan, 7.868%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	6,200	6,481,194
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 6.622%, (1 week EURIBOR + 2.75%), 1/29/26	EUR	23,150	24,185,160
Term Loan, 7.872%, (1 week EURIBOR + 4.00%), 3/14/30	EUR	3,300	3,382,614
Term Loan, 9.174%, (SOFR + 3.75%), 3/14/30		4,988	4,903,336

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Styrolution US Holding, LLC, Term Loan, 8.189%, (SOFR + 2.75%), 1/29/26		8,272	$ 8,140,905
INEOS US Finance, LLC:
Term Loan, 7.825%, (SOFR + 2.50%), 11/8/28		6,152	6,021,201
Term Loan, 8.924%, (SOFR + 3.50%), 2/18/30		20,653	20,310,542
Term Loan, 9.174%, (SOFR + 3.75%), 11/8/27		2,637	2,608,186
Kraton Corporation, Term Loan, 8.921%, (SOFR + 3.25%), 3/15/29		5,615	5,354,829
Kraton Polymers Holdings B.V., Term Loan, 7.217%, (EURIBOR + 3.25%), 3/15/29(11)	EUR	4,250	4,332,037
Lonza Group AG:
Term Loan, 7.897%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	4,600	4,206,531
Term Loan, 9.415%, (SOFR + 3.93%), 7/3/28		10,766	9,145,318
Messer Industries GmbH:
Term Loan, 6.368%, (1 mo. EURIBOR + 2.50%), 3/2/26	EUR	1,554	1,645,247
Term Loan, 8.152%, (SOFR + 2.50%), 3/2/26		9,372	9,374,156
Momentive Performance Materials, Inc., Term Loan, 9.824%, (SOFR + 4.50%), 3/29/28		21,585	20,614,013
Olympus Water US Holding Corporation:
Term Loan, 9.402%, (SOFR + 3.75%), 11/9/28		3,947	3,856,354
Term Loan, 9.99%, (SOFR + 4.50%), 11/9/28		5,344	5,259,019
Orion Engineered Carbons GmbH:
Term Loan, 6.372%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,325,932
Term Loan, 7.64%, (SOFR + 2.15%), 9/24/28		4,435	4,379,069
PQ Corporation, Term Loan, 7.983%, (SOFR + 2.50%), 6/9/28		8,668	8,627,116
Rohm Holding GmbH:
Term Loan, 8.472%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	1,000	950,968
Term Loan, 10.881%, (SOFR + 5.00%), 7/31/26		13,783	12,738,220
Term Loan, 7/31/26(10)	EUR	10,800	10,270,450
SCUR-Alpha 1503 GmbH, Term Loan, 10.883%, (SOFR + 5.50%), 3/29/30		5,522	5,094,308
Tronox Finance, LLC:
Term Loan, 8.116%, (SOFR + 2.50%), 3/10/28(11)		11,570	11,367,412
Term Loan, 8.64%, (SOFR + 3.25%), 4/4/29		3,620	3,571,611
Term Loan, 8.824%, (SOFR + 3.50%), 8/16/28		5,075	5,011,562
			$ 283,093,485
Commercial Services & Supplies — 1.7%
Asplundh Tree Expert, LLC, Term Loan, 7.174%, (SOFR + 1.75%), 9/7/27		8,197	$ 8,211,229
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Belfor Holdings, Inc.:
Term Loan, 9.574%, (SOFR + 4.25%), 4/6/26		2,587	$ 2,592,222
Term Loan, 10/25/30(10)		6,575	6,575,000
EnergySolutions, LLC, Term Loan, 9.382%, (SOFR + 4.00%), 9/20/30		16,309	16,237,217
Foundever Group, Term Loan, 7.62%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	6,541,659
GFL Environmental, Inc., Term Loan, 7.912%, (SOFR + 2.50%), 5/31/27		4,280	4,288,789
Harsco Corporation, Term Loan, 7.689%, (SOFR + 2.25%), 3/10/28		885	865,183
JFL-Tiger Acquisition Co., Inc., Term Loan, 10.403%, (SOFR + 5.00%), 10/17/30		7,325	7,242,594
Monitronics International, Inc., Term Loan, 13.145%, (SOFR + 7.50%), 6/30/28		12,343	12,482,058
Phoenix Services International, LLC, Term Loan, 11.427%, (SOFR + 6.10%), 6/30/28		2,031	1,894,228
SITEL Worldwide Corporation, Term Loan, 9.189%, (SOFR + 3.75%), 8/28/28		13,950	13,475,451
Tempo Acquisition, LLC, Term Loan, 8.074%, (SOFR + 2.75%), 8/31/28		2,463	2,463,160
TMF Group Holding B.V., Term Loan, 10.414%, (SOFR + 5.00%), 5/3/28		4,650	4,652,906
TruGreen Limited Partnership, Term Loan, 9.424%, (SOFR + 4.00%), 11/2/27		8,399	7,899,375
			$ 95,421,071
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 10.439%, (SOFR + 5.00%), 11/1/28		4,181	$ 4,182,690
			$ 4,182,690
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 8.064%, (SOFR + 2.63%), 2/1/27		2,734	$ 2,732,538
Term Loan, 8.189%, (SOFR + 2.75%), 3/19/29		19,014	19,027,854
			$ 21,760,392
Consumer Staples Distribution & Retail — 0.4%
Cardenas Markets, Inc., Term Loan, 12.24%, (SOFR + 6.75%), 8/1/29		4,154	$ 4,154,539
Peer Holding III B.V.:
Term Loan, 7.722%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	5,725	6,045,951
Term Loan, 10/19/30(10)		11,475	11,431,969
			$ 21,632,459

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging — 1.1%
Berlin Packaging, LLC, Term Loan, 9.189%, (SOFR + 3.75%), 3/11/28(11)		2,901	$ 2,839,458
Kouti B.V., Term Loan, 7.458%, (3 mo. EURIBOR + 3.68%), 8/31/28	EUR	29,250	29,858,775
Pregis TopCo Corporation:
Term Loan, 9.074%, (SOFR + 3.75%), 7/31/26		1,964	1,947,866
Term Loan, 9.189%, (SOFR + 3.75%), 7/31/26		1,348	1,340,763
Pretium Packaging, LLC, Term Loan - Second Lien, 9.995%, (SOFR + 4.60%), 10/2/28		6,598	5,031,184
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.20%, (SOFR + 6.75%), 10/1/29(11)		6,675	2,962,031
Proampac PG Borrower, LLC, Term Loan, 10.585%, (SOFR + 4.50%), 9/15/28		11,825	11,701,819
Trident TPI Holdings, Inc., Term Loan, 9.652%, (SOFR + 4.00%), 9/15/28		5,662	5,600,726
			$ 61,282,622
Distributors — 0.0%(7)
Phillips Feed Service, Inc., Term Loan, 12.427%, (SOFR + 7.00%), 11/13/24(4)		471	$ 376,498
Winterfell Financing S.a.r.l., Term Loan, 8.765%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,076,522
			$ 2,453,020
Diversified Consumer Services — 0.8%
Ascend Learning, LLC, Term Loan, 8.924%, (SOFR + 3.50%), 12/11/28		11,292	$ 10,540,720
Belron Finance US, LLC, Term Loan, 8.057%, (SOFR + 2.43%), 4/13/28		7,629	7,637,958
FrontDoor, Inc., Term Loan, 7.689%, (SOFR + 2.25%), 6/17/28		855	852,908
KUEHG Corp., Term Loan, 10.39%, (SOFR + 5.00%), 6/12/30		13,725	13,731,121
Sotheby's, Term Loan, 10.156%, (SOFR + 4.50%), 1/15/27		10,792	10,481,854
Spring Education Group, Inc., Term Loan, 9.914%, (SOFR + 4.50%), 10/4/30		3,725	3,689,303
			$ 46,933,864
Diversified Financial Services — 0.2%
Concorde Midco, Ltd., Term Loan, 7.892%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,102,509
			$ 9,102,509
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc., Term Loan, 7.689%, (SOFR + 2.25%), 3/15/27		22,800	$ 17,189,155
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
GEE Holdings 2, LLC:
Term Loan, 13.50%, (SOFR + 8.25%), 3/24/25		9,639	$ 8,771,597
Term Loan - Second Lien, 13.75%, (SOFR + 8.25%), 7.00% cash, 6.75% PIK, 3/23/26		7,100	4,260,076
Level 3 Financing, Inc., Term Loan, 7.189%, (SOFR + 1.75%), 3/1/27		12,351	11,616,585
Telenet Financing USD, LLC, Term Loan, 7.449%, (SOFR + 2.00%), 4/30/28		2,825	2,750,844
Virgin Media Bristol, LLC, Term Loan, 7.949%, (SOFR + 2.50%), 1/31/28		2,563	2,494,345
			$ 47,082,602
Electrical Equipment — 0.0%(7)
Brookfield WEC Holdings, Inc., Term Loan, 8.189%, (SOFR + 2.75%), 8/1/25		1,521	$ 1,520,586
			$ 1,520,586
Electronic Equipment, Instruments & Components — 1.0%
Creation Technologies, Inc., Term Loan, 11.176%, (SOFR + 5.50%), 10/5/28		12,816	$ 12,143,316
II-VI Incorporated, Term Loan, 8.189%, (SOFR + 2.75%), 7/2/29		400	399,629
Minimax Viking GmbH, Term Loan, 7.133%, (EURIBOR + 3.25%), 7/31/28(11)	EUR	3,487	3,689,305
Mirion Technologies, Inc., Term Loan, 8.402%, (SOFR + 2.75%), 10/20/28		1,722	1,719,430
Robertshaw US Holding Corp.:
Term Loan, 13.49%, (SOFR + 8.00%), 8.49% cash, 5.00% PIK, 2/28/27		3,981	4,020,463
Term Loan - Second Lien, 12.49%, (SOFR + 7.00%), 2/28/27		16,811	14,205,651
TTM Technologies, Inc., Term Loan, 8.065%, (SOFR + 2.75%), 5/30/30		5,212	5,215,195
Verifone Systems, Inc., Term Loan, 9.653%, (SOFR + 4.00%), 8/20/25		14,617	13,618,601
			$ 55,011,590
Energy Equipment & Services — 0.6%
Ameriforge Group, Inc.:
Term Loan, 16.735%, (SOFR + 13.00%), 12/29/23(4)(12)		3,225	$ 2,572,594
Term Loan, 18.456%, (SOFR + 13.00%), 13.456 cash, 5.00% PIK, 12/29/23(4)(11)		25,247	20,142,290
GIP Pilot Acquisition Partners L.P., Term Loan, 8.388%, (SOFR + 3.00%), 10/4/30		4,875	4,875,000
Lealand Finance Company B.V.:
Letter of Credit, 3.638%, 6/28/24(12)		9,039	6,734,330

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services (continued)
Lealand Finance Company B.V.: (continued)
Term Loan, 12.439%, (SOFR + 7.00%), 9.439% cash, 3.00% PIK, 6/30/25		2,518	$ 1,403,859
			$ 35,728,073
Engineering & Construction — 0.7%
Aegion Corporation, Term Loan, 10.395%, (SOFR + 4.75%), 5/17/28		15,762	$ 15,672,849
American Residential Services, LLC, Term Loan, 9.152%, (SOFR + 3.50%), 10/15/27		497	496,463
APi Group DE, Inc., Term Loan, 7.689%, (SOFR + 2.25%), 10/1/26		10,603	10,619,166
Centuri Group, Inc., Term Loan, 7.939%, (SOFR + 2.50%), 8/27/28		3,256	3,253,840
Northstar Group Services, Inc.:
Term Loan, 10.939%, (SOFR + 5.50%), 11/12/26		10,818	10,818,422
Term Loan, 10.949%, (SOFR + 5.50%), 11/12/26		1,963	1,957,594
			$ 42,818,334
Entertainment — 1.0%
City Football Group Limited, Term Loan, 8.453%, (SOFR + 3.00%), 7/21/28		8,228	$ 8,166,306
Crown Finance US, Inc., Term Loan, 7.381%, (SOFR + 1.50%), 7/31/28		1,747	1,786,829
Delta 2 (LUX) S.a.r.l., Term Loan, 7.574%, (SOFR + 2.25%), 1/15/30		2,500	2,493,750
Live Nation Entertainment, Inc., Term Loan, 7.189%, (SOFR + 1.75%), 10/19/26		5,571	5,559,092
Playtika Holding Corp., Term Loan, 8.189%, (SOFR + 2.75%), 3/13/28		20,527	19,947,078
Renaissance Holding Corp.:
Term Loan, 10.074%, (SOFR + 4.75%), 4/5/30		11,025	10,889,481
Term Loan - Second Lien, 12.424%, (SOFR + 7.00%), 5/29/26		143	142,251
UFC Holdings, LLC, Term Loan, 8.399%, (SOFR + 2.75%), 4/29/26		7,202	7,203,954
Vue International Bidco PLC:
Term Loan, 12.13%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	434	449,569
Term Loan, 12.63%, (6 mo. EURIBOR + 8.50%), 6.13% cash, 6.50% PIK, 12/31/27	EUR	3,031	1,431,038
			$ 58,069,348
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 7.189%, (1 mo. USD LIBOR + 1.75%), 1/2/26		3,634	$ 3,630,883
			$ 3,630,883
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services — 1.0%
Ditech Holding Corporation, Term Loan, 0.00%, 3/28/24(13)		18,244	$ 2,006,820
GTCR W Merger Sub, LLC, Term Loan, 9/20/30(10)		30,700	30,513,620
NCR Atleos, LLC, Term Loan, 10.176%, (SOFR + 4.75%), 3/27/29		13,700	13,154,850
Walker & Dunlop, Inc., Term Loan, 7.674%, (SOFR + 2.25%), 12/16/28		12,822	12,800,251
			$ 58,475,541
Food Products — 0.9%
8th Avenue Food & Provisions, Inc., Term Loan, 10.189%, (SOFR + 4.75%), 10/1/25		6,542	$ 6,195,343
Badger Buyer Corp., Term Loan, 8.939%, (SOFR + 3.50%), 9/30/24		4,775	4,088,785
Del Monte Foods, Inc., Term Loan, 9.682%, (SOFR + 4.25%), 5/16/29		6,262	6,075,463
Froneri International, Ltd.:
Term Loan, 6.097%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,544,637
Term Loan, 7.674%, (SOFR + 2.25%), 1/29/27		4,691	4,665,428
Nomad Foods US, LLC, Term Loan, 8.469%, (SOFR + 3.00%), 11/13/29		7,953	7,960,987
United Petfood Group B.V., Term Loan, 6.852%, (6 mo. EURIBOR + 2.75%), 4/23/28	EUR	8,400	8,680,658
Valeo F1 Company Limited (Ireland):
Term Loan, 8.136%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	8,550	8,145,311
Term Loan, 10.186%, (SONIA + 5.00%), 6/28/28	GBP	2,500	2,616,255
			$ 49,972,867
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 8.99%, (SOFR + 3.50%), 6/5/28		22,130	$ 22,136,475
			$ 22,136,475
Health Care Equipment & Supplies — 1.1%
Artivion, Inc., Term Loan, 8.939%, (SOFR + 3.50%), 6/1/27		6,643	$ 6,446,107
Bayou Intermediate II, LLC, Term Loan, 10.128%, (SOFR + 4.50%), 8/2/28		6,661	6,394,706
Gloves Buyer, Inc., Term Loan, 9.439%, (SOFR + 4.00%), 12/29/27		12,122	11,697,546
ICU Medical, Inc., Term Loan, 8.04%, (SOFR + 2.50%), 1/8/29		7,363	7,348,304

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28		23,757	$ 22,843,643
Medline Borrower, L.P., Term Loan, 8.689%, (SOFR + 3.25%), 10/23/28		8,613	8,564,073
			$ 63,294,379
Health Care Providers & Services — 4.2%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.402%, (SOFR + 3.75%), 9/7/28		13,681	$ 13,646,802
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.39%, (SOFR + 8.00%), 1/15/26		14,558	12,447,089
Cano Health, LLC, Term Loan, 9.533%, (SOFR + 4.00%), 11/23/27(11)		7,227	4,263,748
CCRR Parent, Inc., Term Loan, 9.189%, (SOFR + 3.75%), 3/6/28		4,709	4,485,234
Cerba Healthcare S.A.S.:
Term Loan, 7.583%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	18,925	18,629,978
Term Loan, 7.883%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	8,225	8,209,709
CHG Healthcare Services, Inc., Term Loan, 9.145%, (SOFR + 3.75%), 9/29/28		4,200	4,167,626
Covis Finco S.a.r.l., Term Loan, 12.04%, (SOFR + 6.50%), 2/18/27		9,853	7,094,203
Dedalus Finance GmbH, Term Loan, 7.712%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	3,350	3,383,227
Elsan S.A.S., Term Loan, 7.39%, (6 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,100	4,207,796
Ensemble RCM, LLC, Term Loan, 9.233%, (SOFR + 3.75%), 8/3/26		4,254	4,257,723
Envision Healthcare Corporation:
Term Loan, 0.00%, 3/31/27(13)		5,436	6,468,771
Term Loan - Second Lien, 0.00%, 3/31/27(13)		38,369	6,714,637
IVC Acquisition, Ltd., Term Loan, 7.687%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	4,100	4,298,443
Medical Solutions Holdings, Inc.:
Term Loan, 8.773%, (SOFR + 3.25%), 11/1/28		13,745	12,845,421
Term Loan - Second Lien, 12.523%, (SOFR + 7.00%), 11/1/29		9,500	8,478,750
Mehilainen Yhtiot Oy, Term Loan, 7.497%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,025	6,372,064
Midwest Physician Administrative Services, LLC, Term Loan, 8.902%, (SOFR + 3.25%), 3/12/28		1,409	1,324,257
National Mentor Holdings, Inc.:
Term Loan, 9.187%, (SOFR + 3.75%), 3/2/28(11)		12,252	10,730,277
Term Loan, 9.24%, (SOFR + 3.75%), 3/2/28		334	292,283
Term Loan - Second Lien, 12.74%, (SOFR + 7.25%), 3/2/29		5,525	3,853,688
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Phoenix Guarantor, Inc.:
Term Loan, 8.689%, (SOFR + 3.25%), 3/5/26		16,235	$ 16,095,060
Term Loan, 8.939%, (SOFR + 3.50%), 3/5/26		5,361	5,315,194
Radiology Partners, Inc., Term Loan, 10.179%, (SOFR + 4.25%), 7/9/25		13,101	9,817,760
Ramsay Generale de Sante S.A., Term Loan, 6.952%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	6,600	6,979,970
Select Medical Corporation, Term Loan, 8.324%, (SOFR + 3.00%), 3/6/27		45,035	44,971,401
Sound Inpatient Physicians:
Term Loan, 8.645%, (SOFR + 3.00%), 6/27/25		198	66,028
Term Loan, 8.645%, (SOFR + 3.00%), 6/27/25		2,322	774,531
Synlab Bondco PLC, Term Loan, 6.392%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,226,680
TTF Holdings, LLC, Term Loan, 9.439%, (SOFR + 4.00%), 3/31/28		5,083	5,088,947
U.S. Anesthesia Partners, Inc., Term Loan, 9.679%, (SOFR + 4.25%), 10/1/28		5,018	4,376,587
			$ 241,883,884
Health Care Technology — 1.0%
Certara, L.P., Term Loan, 9.184%, (SOFR + 3.50%), 8/15/26		1,808	$ 1,810,635
Imprivata, Inc.:
Term Loan, 9.189%, (SOFR + 3.75%), 12/1/27		11,204	11,176,174
Term Loan, 9.574%, (SOFR + 4.25%), 12/1/27		3,259	3,260,109
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.439%, (SOFR + 4.00%), 12/18/28		16,228	12,880,876
Term Loan - Second Lien, 12.189%, (SOFR + 6.75%), 12/17/29		8,775	5,333,006
Symplr Software, Inc., Term Loan, 9.983%, (SOFR + 4.50%), 12/22/27		12,927	11,367,734
Verscend Holding Corp., Term Loan, 9.439%, (SOFR + 4.00%), 8/27/25		9,949	9,956,104
			$ 55,784,638
Hotels, Restaurants & Leisure — 3.9%
1011778 B.C. Unlimited Liability Company, Term Loan, 7.574%, (SOFR + 2.25%), 9/20/30		32,566	$ 32,378,688
Carnival Corporation:
Term Loan, 7.618%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	8,790	9,314,571
Term Loan, 8.689%, (SOFR + 3.25%), 10/18/28		34,412	33,838,517
ClubCorp Holdings, Inc., Term Loan, 8.19%, (1 mo. USD LIBOR + 2.75%), 9/18/26		19,976	19,584,953
GVC Holdings (Gibraltar) Limited, Term Loan, 7.722%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	21,225	22,444,142

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Ontario Gaming GTA L.P., Term Loan, 9.64%, (SOFR + 4.25%), 8/1/30		14,925	$ 14,931,656
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.908%, (SOFR + 8.25%), 6/23/26		5,352	4,736,354
Playa Resorts Holding B.V., Term Loan, 9.585%, (SOFR + 4.25%), 1/5/29		25,396	25,348,164
Scientific Games International, Inc., Term Loan, 8.435%, (SOFR + 3.00%), 4/14/29		7,406	7,407,576
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.439%, (SOFR + 3.00%), 8/25/28		14,823	14,816,814
Stars Group Holdings B.V. (The):
Term Loan, 6.358%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	11,889,896
Term Loan, 7.902%, (SOFR + 2.25%), 7/21/26		30,681	30,698,086
			$ 227,389,417
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.902%, (SOFR + 4.25%), 5/17/28		18,572	$ 14,811,569
Libbey Glass, Inc., Term Loan, 11.939%, (SOFR + 6.50%), 11/22/27		14,581	13,888,706
Serta Simmons Bedding, LLC, Term Loan, 12.90%, (SOFR + 7.50%), 6/29/28		19,908	19,716,731
Solis IV B.V., Term Loan, 8.891%, (SOFR + 3.50%), 2/26/29		13,718	12,980,501
			$ 61,397,507
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 7.703%, (SOFR + 2.25%), 12/22/27		6,034	$ 6,030,729
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.402%, (SOFR + 3.75%), 12/22/26		7,986	7,840,408
Term Loan, 11.567%, (SOFR + 6.00%), 12/22/26		5,060	5,059,875
Nobel Bidco B.V., Term Loan, 7.27%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	7,950	7,757,637
			$ 26,688,649
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corporation:
Term Loan, 7.439%, (SOFR + 2.00%), 4/5/26		2,301	$ 2,302,122
Term Loan, 7.939%, (SOFR + 2.50%), 12/16/27		4,411	4,412,408
			$ 6,714,530
Industrial Conglomerates — 0.4%
Ammeraal Beltech Holding B.V., Term Loan, 8.972%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	8,225	$ 8,683,293
Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Conglomerates (continued)
Rain Carbon GmbH, Term Loan, 8.787%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	15,625	$ 16,450,153
			$ 25,133,446
Insurance — 1.3%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.835%, (SOFR + 3.50%), 11/5/27		3,759	$ 3,751,580
Term Loan, 8.939%, (1 mo. USD LIBOR + 3.50%), 11/5/27		13,165	13,139,057
AmWINS Group, Inc., Term Loan, 8.189%, (SOFR + 2.75%), 2/19/28		4,987	4,983,073
AssuredPartners, Inc.:
Term Loan, 8.824%, (SOFR + 3.50%), 2/12/27		5,294	5,254,006
Term Loan, 8.939%, (SOFR + 3.50%), 2/12/27		9,810	9,741,455
Financiere CEP S.A.S., Term Loan, 7.722%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	4,125	4,299,194
HUB International Limited, Term Loan, 9.662%, (SOFR + 4.25%), 6/20/30		11,372	11,382,003
NFP Corp., Term Loan, 8.689%, (SOFR + 3.25%), 2/16/27		17,123	16,825,951
USI, Inc., Term Loan, 9/27/30(10)		4,500	4,484,061
			$ 73,860,380
Interactive Media & Services — 0.7%
Adevinta ASA:
Term Loan, 6.472%, (3 mo. EURIBOR + 2.50%), 6/26/28	EUR	5,518	$ 5,841,755
Term Loan, 8.322%, (SOFR + 2.75%), 6/26/28		1,218	1,219,885
Buzz Finco, LLC:
Term Loan, 8.174%, (SOFR + 2.75%), 1/29/27		1,961	1,962,604
Term Loan, 8.674%, (SOFR + 3.25%), 1/29/27		435	435,601
Foundational Education Group, Inc., Term Loan, 9.895%, (SOFR + 4.25%), 8/31/28		5,136	4,802,131
Getty Images, Inc.:
Term Loan, 9.00%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,348,783
Term Loan, 9.99%, (SOFR + 4.50%), 2/19/26		16,459	16,515,205
Match Group, Inc., Term Loan, 7.298%, (SOFR + 1.75%), 2/13/27		6,450	6,431,863
			$ 39,557,827
IT Services — 4.5%
Asurion, LLC:
Term Loan, 8.689%, (SOFR + 3.25%), 12/23/26		543	$ 526,048
Term Loan, 8.689%, (SOFR + 3.25%), 7/31/27		8,930	8,539,127
Term Loan, 9.424%, (SOFR + 4.00%), 8/19/28		9,059	8,663,771
Term Loan, 9.674%, (SOFR + 4.25%), 8/19/28		7,100	6,794,716

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Asurion, LLC: (continued)
Term Loan - Second Lien, 10.689%, (SOFR + 5.25%), 1/31/28		15,790	$ 13,783,359
Term Loan - Second Lien, 10.689%, (SOFR + 5.25%), 1/20/29		2,375	2,040,460
Cyxtera DC Holdings, Inc.:
DIP Loan, 13.951%, (SOFR + 8.50%), 12/7/23		10,226	10,296,718
Term Loan, 0.00%, 5/1/24(13)		27,147	15,881,174
Term Loan, 0.00%, 5/1/24(13)		9,711	5,705,269
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28		29,774	27,712,931
Gainwell Acquisition Corp., Term Loan, 9.49%, (SOFR + 4.00%), 10/1/27		37,722	36,150,006
Go Daddy Operating Company, LLC, Term Loan, 7.824%, (SOFR + 2.50%), 11/9/29		44,728	44,818,898
Informatica, LLC, Term Loan, 8.189%, (SOFR + 2.75%), 10/27/28		31,594	31,569,200
NAB Holdings, LLC, Term Loan, 8.54%, (SOFR + 3.00%), 11/23/28		14,352	14,281,708
Rackspace Technology Global, Inc., Term Loan, 8.206%, (SOFR + 2.75%), 2/15/28		16,263	7,330,724
Sedgwick Claims Management Services, Inc., Term Loan, 9.074%, (SOFR + 3.75%), 2/24/28		12,918	12,889,655
team.blue Finco S.a.r.l., Term Loan, 7.105%, (1 mo. EURIBOR + 3.20%), 3/30/28	EUR	11,150	11,351,719
WEX, Inc., Term Loan, 7.689%, (SOFR + 2.25%), 3/31/28		3,900	3,902,707
			$ 262,238,190
Leisure Products — 0.5%
Amer Sports Oyj, Term Loan, 7.948%, (3 mo. EURIBOR + 4.00%), 3/30/26	EUR	11,925	$ 12,531,098
Fender Musical Instruments Corporation, Term Loan, 9.439%, (SOFR + 4.00%), 12/1/28		2,262	2,186,802
Hayward Industries, Inc., Term Loan, 8.189%, (SOFR + 2.75%), 5/30/28		9,055	8,918,980
Recess Holdings, Inc., Term Loan, 9.383%, (SOFR + 4.00%), 3/29/27		6,200	6,188,375
SRAM, LLC, Term Loan, 8.189%, (SOFR + 2.75%), 5/18/28		1,891	1,886,635
			$ 31,711,890
Life Sciences Tools & Services — 2.4%
Avantor Funding, Inc., Term Loan, 6.368%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	19,257	$ 20,283,883
Cambrex Corporation, Term Loan, 8.924%, (SOFR + 3.50%), 12/4/26		324	321,652
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Catalent Pharma Solutions, Inc., Term Loan, 7.453%, (SOFR + 2.00%), 2/22/28		1,024	$ 998,156
Curia Global, Inc., Term Loan, 9.233%, (SOFR + 3.75%), 8/30/26(11)		17,267	13,904,367
ICON Luxembourg S.a.r.l., Term Loan, 7.902%, (SOFR + 2.25%), 7/3/28		42,949	43,014,785
IQVIA, Inc., Term Loan, 7.402%, (SOFR + 1.75%), 1/17/25		12,472	12,515,174
LGC Group Holdings, Ltd., Term Loan, 7.118%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	5,775	5,989,412
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.924%, (SOFR + 3.50%), 4/21/27		1,122	1,095,741
PRA Health Sciences, Inc., Term Loan, 7.902%, (SOFR + 2.25%), 7/3/28		10,701	10,717,311
Sotera Health Holdings, LLC, Term Loan, 8.395%, (SOFR + 2.75%), 12/11/26		17,828	17,756,828
Star Parent, Inc., Term Loan, 9.386%, (3 mo. USD LIBOR + 4.00%), 9/27/30		14,400	13,780,498
			$ 140,377,807
Machinery — 4.1%
AI Aqua Merger Sub, Inc., Term Loan, 9.082%, (SOFR + 3.75%), 7/31/28		21,985	$ 21,581,519
Albion Financing 3 S.a.r.l.:
Term Loan, 10.883%, (SOFR + 5.50%), 8/17/26		3,507	3,505,183
Term Loan, 10.924%, (SOFR + 5.25%), 8/17/26		3,462	3,461,824
Ali Group North America Corporation, Term Loan, 7.439%, (SOFR + 2.00%), 7/30/29		15,103	15,106,586
American Trailer World Corp., Term Loan, 9.174%, (SOFR + 3.75%), 3/3/28		13,302	12,515,345
Apex Tool Group, LLC, Term Loan, 10.689%, (SOFR + 5.25%), 2/8/29		20,424	17,424,445
Barnes Group, Inc., Term Loan, 8.424%, (SOFR + 3.00%), 9/3/30		17,375	17,260,985
Clark Equipment Company, Term Loan, 7.99%, (SOFR + 2.50%), 4/20/29		10,061	10,083,932
Conair Holdings, LLC, Term Loan, 9.189%, (SOFR + 3.75%), 5/17/28		24,206	22,496,451
CPM Holdings, Inc., Term Loan, 9.827%, (SOFR + 4.50%), 9/28/28		4,000	4,003,752
Delachaux Group S.A., Term Loan, 9.88%, (SOFR + 4.50%), 4/16/26		3,570	3,570,000
Delachaux Group SA, Term Loan, 4/16/29(10)	EUR	6,600	6,893,054
EMRLD Borrower, L.P., Term Loan, 8.38%, (SOFR + 3.00%), 5/31/30		11,275	11,267,953
Engineered Machinery Holdings, Inc.:
Term Loan, 7.722%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,658	11,128,697

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Engineered Machinery Holdings, Inc.: (continued)
Term Loan, 9.152%, (SOFR + 3.50%), 5/19/28		9,975	$ 9,888,897
Term Loan - Second Lien, 11.652%, (SOFR + 6.00%), 5/21/29		2,000	1,960,000
Icebox Holdco III, Inc., Term Loan, 9.402%, (SOFR + 3.75%), 12/22/28		4,148	4,068,701
INNIO Group Holding GmbH, Term Loan, 6.871%, (1 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	6,444,409
Madison IAQ, LLC, Term Loan, 8.703%, (SOFR + 3.25%), 6/21/28		11,581	11,183,982
Pro Mach Group, Inc., Term Loan, 9.439%, (SOFR + 4.00%), 8/31/28		2,798	2,794,266
Roper Industrial Products Investment Company, LLC:
Term Loan, 8.972%, (3 mo. EURIBOR + 5.25%), 11/22/29	EUR	995	1,050,836
Term Loan, 9.89%, (SOFR + 4.50%), 11/22/29		6,431	6,425,376
SPX Flow, Inc., Term Loan, 9.924%, (SOFR + 4.50%), 4/5/29		12,331	12,240,525
TK Elevator Topco GmbH, Term Loan, 7.597%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,127,638
Zephyr German BidCo GmbH, Term Loan, 7.833%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	11,775	11,766,951
			$ 238,251,307
Media — 1.3%
CSC Holdings, LLC:
Term Loan, 7.699%, (1 mo. USD LIBOR + 2.25%), 7/17/25		15,119	$ 14,705,074
Term Loan, 7.699%, (1 mo. USD LIBOR + 2.25%), 1/15/26		4	3,944
Gray Television, Inc., Term Loan, 8.429%, (SOFR + 3.00%), 12/1/28		1,032	992,481
Hubbard Radio, LLC, Term Loan, 9.69%, (1 mo. USD LIBOR + 4.25%), 3/28/25		5,892	4,988,913
iHeartCommunications, Inc., Term Loan, 8.439%, (SOFR + 3.00%), 5/1/26		2,365	2,025,846
Mission Broadcasting, Inc., Term Loan, 7.939%, (SOFR + 2.50%), 6/2/28		3,617	3,622,967
Nexstar Broadcasting, Inc., Term Loan, 7.939%, (SOFR + 2.50%), 9/18/26		3,623	3,625,360
Recorded Books, Inc., Term Loan, 9.324%, (SOFR + 4.00%), 8/29/25		5,674	5,672,558
Sinclair Television Group, Inc.:
Term Loan, 7.939%, (SOFR + 2.50%), 9/30/26		6,168	5,207,773
Term Loan, 8.439%, (SOFR + 3.00%), 4/1/28		22,672	16,370,540
Univision Communications, Inc., Term Loan, 8.689%, (SOFR + 3.25%), 3/15/26		18,188	18,081,151
			$ 75,296,607
Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining — 1.2%
Arsenal AIC Parent, LLC, Term Loan, 9.879%, (SOFR + 4.50%), 8/18/30		17,850	$ 17,838,844
Dynacast International, LLC:
Term Loan, 10.017%, (SOFR + 4.50%), 7/22/25		15,181	14,232,560
Term Loan, 14.517%, (SOFR + 9.00%), 10/22/25		3,034	2,290,521
PMHC II, Inc., Term Loan, 9.807%, (SOFR + 4.25%), 4/23/29		16,314	14,882,901
WireCo WorldGroup, Inc., Term Loan, 9.699%, (SOFR + 4.25%), 11/13/28		5,923	5,900,550
Zekelman Industries, Inc., Term Loan, 7.449%, (SOFR + 2.00%), 1/24/27		15,337	15,324,169
			$ 70,469,545
Oil, Gas & Consumable Fuels — 1.1%
GIP II Blue Holding, L.P., Term Loan, 9.939%, (SOFR + 4.50%), 9/29/28		13,586	$ 13,621,775
ITT Holdings, LLC, Term Loan, 10/5/30(10)		8,575	8,459,769
Matador Bidco S.a.r.l., Term Loan, 9.924%, (SOFR + 4.50%), 10/15/26		29,032	29,099,437
Oxbow Carbon, LLC, Term Loan, 9.457%, (SOFR + 4.00%), 5/10/30(11)		5,661	5,657,274
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.439%, (SOFR + 8.00%), 8/27/26		5,729	5,725,574
			$ 62,563,829
Pharmaceuticals — 1.8%
Aenova Holding GmbH, Term Loan, 8.487%, (3 mo. EURIBOR + 4.50%), 3/6/26	EUR	925	$ 974,664
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 8.868%, (1 mo. EURIBOR + 5.00%), 9/30/28	EUR	13,000	13,764,932
Bausch Health Companies, Inc., Term Loan, 10.689%, (SOFR + 5.25%), 2/1/27		16,920	13,276,381
Ceva Sante Animale:
Term Loan, 11/1/30(10)	EUR	10,300	10,854,600
Term Loan, 11/1/30(10)		4,175	4,180,219
Elanco Animal Health Incorporated, Term Loan, 7.165%, (SOFR + 1.75%), 8/1/27		4,882	4,775,261
Jazz Financing Lux S.a.r.l., Term Loan, 8.939%, (SOFR + 3.50%), 5/5/28		6,996	7,003,664
Mallinckrodt International Finance S.A.:
DIP Loan, 13.439%, (SOFR + 8.00%), 8/28/24		1,458	1,517,117
DIP Loan, 13.451%, (SOFR + 8.00%), 8/28/24		2,755	2,875,334
Term Loan, 12.703%, (SOFR + 7.25%), 9/30/27		31,218	23,774,810
Term Loan, 12.953%, (SOFR + 7.50%), 9/30/27		9,889	7,559,108

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
PharmaZell GmbH, Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	$ 1,838,873
Recipharm AB, Term Loan, 6.737%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	13,725	13,881,886
			$ 106,276,849
Professional Services — 2.5%
APFS Staffing Holdings, Inc., Term Loan, 9.324%, (SOFR + 4.00%), 12/29/28		3,669	$ 3,609,502
Apleona Holding GmbH, Term Loan, 6.898%, (3 mo. EURIBOR + 2.95%), 4/28/28	EUR	7,525	7,773,102
ASGN Incorporated, Term Loan, 7.574%, (SOFR + 2.25%), 8/30/30		3,850	3,868,649
CoreLogic, Inc., Term Loan, 8.939%, (SOFR + 3.50%), 6/2/28		14,099	12,865,523
Corporation Service Company, Term Loan, 8.674%, (SOFR + 3.25%), 11/2/29		4,389	4,394,584
Deerfield Dakota Holding, LLC, Term Loan, 9.14%, (SOFR + 3.75%), 4/9/27		9,909	9,589,141
EAB Global, Inc., Term Loan, 8.939%, (SOFR + 3.50%), 8/16/28		14,394	14,172,323
Employbridge Holding Company, Term Loan, 10.407%, (SOFR + 4.75%), 7/19/28		20,600	17,966,724
First Advantage Holdings, LLC, Term Loan, 8.189%, (SOFR + 2.75%), 1/31/27		5,857	5,865,952
Genuine Financial Holdings, LLC, Term Loan, 9.40%, (SOFR + 4.00%), 9/27/30		4,100	4,062,846
Neptune Bidco US, Inc., Term Loan, 10.507%, (SOFR + 5.00%), 4/11/29		8,010	7,047,331
Rockwood Service Corporation, Term Loan, 9.439%, (SOFR + 4.00%), 1/23/27		9,403	9,423,472
Trans Union, LLC:
Term Loan, 7.174%, (SOFR + 1.75%), 11/16/26		2,471	2,469,157
Term Loan, 7.689%, (SOFR + 2.25%), 12/1/28		32,301	32,293,109
Vaco Holdings, LLC, Term Loan, 10.393%, (SOFR + 5.00%), 1/21/29		9,136	8,667,313
			$ 144,068,728
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 8.189%, (SOFR + 2.75%), 8/21/25		734	$ 733,059
Term Loan, 8.674%, (SOFR + 3.25%), 1/31/30		6,661	6,377,944
Term Loan, 9.324%, (SOFR + 4.00%), 1/31/30		6,376	6,088,794
Greystar Real Estate Partners, LLC, Term Loan, 9.147%, (SOFR + 3.75%), 8/21/30		6,300	6,300,000
Borrower/Description	Principal Amount* (000's omitted)	Value
Real Estate Management & Development (continued)
Homeserve USA Holding Corp., Term Loan, 8.416%, (SOFR + 3.00%), 10/21/30	9,500	$ 9,476,250
RE/MAX International, Inc., Term Loan, 7.939%, (SOFR + 2.50%), 7/21/28	16,251	15,686,217
		$ 44,662,264
Road & Rail — 2.2%
Avis Budget Car Rental, LLC:
Term Loan, 7.189%, (SOFR + 1.75%), 8/6/27	30,242	$ 30,122,459
Term Loan, 8.924%, (SOFR + 3.50%), 3/16/29	4,104	4,112,375
Grab Holdings, Inc., Term Loan, 9.939%, (SOFR + 4.50%), 1/29/26	15,163	15,224,180
Hertz Corporation (The):
Term Loan, 8.691%, (SOFR + 3.25%), 6/30/28	17,106	16,991,353
Term Loan, 8.691%, (SOFR + 3.25%), 6/30/28	3,298	3,275,925
Uber Technologies, Inc., Term Loan, 8.159%, (SOFR + 2.75%), 3/3/30	58,172	58,215,364
		$ 127,941,656
Semiconductors & Semiconductor Equipment — 0.8%
Altar Bidco, Inc.:
Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(11)	10,662	$ 10,581,092
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30	6,650	6,467,125
Bright Bidco B.V., Term Loan, 14.378%, (SOFR + 9.00%), 6.378% cash, 8.00% PIK, 10/31/27	3,671	1,436,387
Entegris, Inc., Term Loan, 7.89%, (SOFR + 2.50%), 7/6/29	1,261	1,263,364
MaxLinear, Inc., Term Loan, 7.689%, (SOFR + 2.25%), 6/23/28	2,955	2,911,027
MKS Instruments, Inc., Term Loan, 7.819%, (SOFR + 2.50%), 8/17/29	17,769	17,662,384
Synaptics Incorporated, Term Loan, 7.914%, (SOFR + 2.25%), 12/2/28	2,756	2,745,164
Ultra Clean Holdings, Inc., Term Loan, 9.191%, (SOFR + 3.75%), 8/27/25	1,915	1,919,671
		$ 44,986,214
Software — 11.2%
Applied Systems, Inc., Term Loan, 9.89%, (SOFR + 4.50%), 9/18/26	43,660	$ 43,808,392
Aptean, Inc.:
Term Loan, 9.674%, (SOFR + 4.25%), 4/23/26	10,206	10,197,728
Term Loan - Second Lien, 12.424%, (SOFR + 7.00%), 4/23/27	6,550	6,116,062
Astra Acquisition Corp.:
Term Loan, 10.902%, (SOFR + 5.25%), 10/25/28	5,017	3,441,044

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Astra Acquisition Corp.: (continued)
Term Loan - Second Lien, 14.527%, (SOFR + 8.88%), 10/25/29		20,170	$ 10,589,329
Banff Merger Sub, Inc.:
Term Loan, 7.868%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	1,911	2,019,684
Term Loan, 9.189%, (SOFR + 3.75%), 10/2/25		678	678,486
Term Loan - Second Lien, 10.939%, (SOFR + 5.50%), 2/27/26		3,191	3,178,557
Cegid Group SAS, Term Loan, 7/10/28(10)	EUR	6,150	6,468,000
Central Parent, Inc., Term Loan, 9.406%, (SOFR + 4.00%), 7/6/29		19,825	19,742,953
CentralSquare Technologies, LLC, Term Loan, 9.29%, (SOFR + 3.75%), 8/29/25		18,359	17,370,091
Cloud Software Group, Inc.:
Term Loan, 9.99%, (SOFR + 4.50%), 9/29/28		9,480	9,006,300
Term Loan, 9.99%, (SOFR + 4.50%), 3/30/29		4,489	4,273,824
Cloudera, Inc.:
Term Loan, 9.174%, (SOFR + 3.75%), 10/8/28		17,558	16,935,979
Term Loan - Second Lien, 11.424%, (SOFR + 6.00%), 10/8/29		2,950	2,660,531
Constant Contact, Inc., Term Loan, 9.687%, (SOFR + 4.00%), 2/10/28		5,036	4,682,310
Cornerstone OnDemand, Inc., Term Loan, 9.189%, (SOFR + 3.75%), 10/16/28		15,465	14,638,108
Delta TopCo, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27		10,916	10,762,710
E2open, LLC, Term Loan, 8.939%, (SOFR + 3.50%), 2/4/28		16,175	15,982,547
ECI Macola Max Holding, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 11/9/27		14,207	14,155,479
Epicor Software Corporation:
Term Loan, 8.689%, (SOFR + 3.25%), 7/30/27		34,598	34,470,475
Term Loan, 9.074%, (SOFR + 3.75%), 7/30/27		8,650	8,674,869
Fiserv Investment Solutions, Inc., Term Loan, 9.383%, (SOFR + 4.00%), 2/18/27		12,441	11,690,527
Gen Digital, Inc., Term Loan, 7.424%, (SOFR + 2.00%), 9/12/29		1,473	1,462,022
GoTo Group, Inc., Term Loan, 10.283%, (SOFR + 4.75%), 8/31/27		24,160	15,295,988
IGT Holding IV AB:
Term Loan, 7.122%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	6,205	6,406,403
Term Loan, 8.962%, (SOFR + 3.40%), 3/31/28		4,015	3,997,521
iSolved, Inc., Term Loan, 9.484%, (SOFR + 4.00%), 10/14/30		5,175	5,184,703
Ivanti Software, Inc., Term Loan, 9.907%, (SOFR + 4.25%), 12/1/27		3,769	3,359,901
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Magenta Buyer, LLC:
Term Loan, 10.645%, (SOFR + 5.00%), 7/27/28		14,734	$ 10,313,763
Term Loan - Second Lien, 13.895%, (SOFR + 8.25%), 7/27/29		7,100	3,074,300
Marcel LUX IV S.a.r.l.:
Term Loan, 7.455%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	9,146,847
Term Loan, 8.689%, (SOFR + 3.25%), 3/15/26		15,741	15,740,846
Term Loan, 9.436%, (SOFR + 4.00%), 12/31/27		3,076	3,075,586
Maverick Bidco, Inc., Term Loan, 9.283%, (SOFR + 3.75%), 5/18/28		10,958	10,727,767
McAfee, LLC, Term Loan, 9.165%, (SOFR + 3.75%), 3/1/29		19,753	18,917,874
Mosel Bidco SE:
Term Loan, 8.691%, (3 mo. EURIBOR + 4.75%), 9/16/30	EUR	1,825	1,918,987
Term Loan, 10.164%, (SOFR + 4.75%), 9/16/30		2,575	2,571,781
N-Able International Holdings II, LLC, Term Loan, 8.434%, (SOFR + 2.75%), 7/19/28		1,264	1,262,453
Open Text Corporation, Term Loan, 8.174%, (SOFR + 2.75%), 1/31/30		24,532	24,558,657
Polaris Newco, LLC:
Term Loan, 7.868%, (1 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,477	8,459,375
Term Loan, 9.439%, (SOFR + 4.00%), 6/2/28		2,942	2,784,596
Proofpoint, Inc., Term Loan, 8.689%, (SOFR + 3.25%), 8/31/28		10,903	10,736,428
Quest Software US Holdings, Inc., Term Loan, 9.783%, (SOFR + 4.25%), 2/1/29		17,582	13,996,447
RealPage, Inc., Term Loan, 8.439%, (SOFR + 3.00%), 4/24/28		10,718	10,483,087
Red Planet Borrower, LLC, Term Loan, 9.174%, (SOFR + 3.75%), 10/2/28		15,190	14,224,912
Redstone Holdco 2, L.P., Term Loan, 10.189%, (SOFR + 4.75%), 4/27/28		11,692	9,397,300
Sabre GLBL, Inc.:
Term Loan, 8.939%, (SOFR + 3.50%), 12/17/27		5,850	5,009,009
Term Loan, 8.939%, (SOFR + 3.50%), 12/17/27		3,744	3,205,508
Term Loan, 9.674%, (SOFR + 4.25%), 6/30/28		3,513	3,009,183
Term Loan, 10.424%, (SOFR + 5.00%), 6/30/28		1,000	858,333
Skillsoft Corporation, Term Loan, 10.699%, (SOFR + 5.25%), 7/14/28		10,339	9,489,232
SolarWinds Holdings, Inc., Term Loan, 9.074%, (SOFR + 3.75%), 2/5/27		17,189	17,204,748
Sophia, L.P., Term Loan, 8.924%, (SOFR + 3.50%), 10/7/27		23,191	22,918,428
Turing Midco, LLC, Term Loan, 7.939%, (SOFR + 2.50%), 3/24/28		466	465,408

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Ultimate Software Group, Inc. (The), Term Loan, 8.764%, (SOFR + 3.25%), 5/4/26		45,569	$ 45,389,490
Veritas US, Inc., Term Loan, 10.439%, (SOFR + 5.11%), 9/1/25		14,896	12,647,834
Vision Solutions, Inc.:
Term Loan, 9.64%, (SOFR + 4.00%), 4/24/28		33,319	31,840,455
Term Loan - Second Lien, 12.791%, (SOFR + 7.25%), 4/23/29		1,500	1,332,188
VS Buyer, LLC, Term Loan, 8.674%, (SOFR + 3.25%), 2/28/27		11,035	10,966,337
			$ 642,977,682
Specialty Retail — 2.0%
Belron Luxembourg S.a.r.l., Term Loan, 6.147%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,575	$ 3,781,358
Boels Topholding B.V., Term Loan, 7.049%, (EURIBOR + 3.25%), 2/6/27(11)	EUR	6,681	7,070,675
Etraveli Holding AB, Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	7,844	8,289,399
Great Outdoors Group, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 3/6/28		27,320	27,158,016
Harbor Freight Tools USA, Inc., Term Loan, 8.189%, (SOFR + 2.75%), 10/19/27		17,787	17,588,354
Hoya Midco, LLC, Term Loan, 8.633%, (SOFR + 3.25%), 2/3/29		2,640	2,640,737
Les Schwab Tire Centers, Term Loan, 8.692%, (SOFR + 3.25%), 11/2/27		13,866	13,836,792
LIDS Holdings, Inc., Term Loan, 11.06%, (SOFR + 5.50%), 12/14/26		5,020	4,856,396
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28		15,867	15,703,325
PetSmart, Inc., Term Loan, 9.174%, (SOFR + 3.75%), 2/11/28		12,226	12,104,978
			$ 113,030,030
Trading Companies & Distributors — 2.8%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.424%, (SOFR + 2.00%), 1/15/27		13,482	$ 13,476,022
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 7.689%, (SOFR + 2.25%), 12/1/27		14,812	14,831,679
Term Loan, 7.839%, (SOFR + 2.50%), 6/22/28		26,017	26,049,069
DXP Enterprises, Inc., Term Loan, 10.291%, (SOFR + 4.75%), 10/11/30		7,225	7,188,875
Electro Rent Corporation, Term Loan, 11.002%, (SOFR + 5.50%), 11/1/24		15,594	14,657,896
Park River Holdings, Inc., Term Loan, 8.907%, (SOFR + 3.25%), 12/28/27		6,056	5,739,875
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Patagonia Bidco Limited, Term Loan, 10.181%, (SONIA + 5.25%), 11/1/28	GBP	20,400	$ 20,781,449
PEARLS (Netherlands) Bidco B.V., Term Loan, 7.448%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	6,199,143
Spin Holdco, Inc., Term Loan, 9.664%, (SOFR + 4.00%), 3/4/28		38,506	33,100,161
SRS Distribution, Inc.:
Term Loan, 8.825%, (SOFR + 3.50%), 6/2/28		4,986	4,885,217
Term Loan, 8.939%, (SOFR + 3.50%), 6/2/28		4,256	4,167,106
Windsor Holdings III, LLC, Term Loan, 9.815%, (SOFR + 4.50%), 8/1/30		10,600	10,580,602
			$ 161,657,094
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 9.39%, (SOFR + 4.00%), 12/17/27		8,517	$ 8,351,070
Digicel International Finance Limited, Term Loan, 8.902%, (3 mo. USD LIBOR + 3.25%), 5/28/24		13,909	12,807,977
			$ 21,159,047
Total Senior Floating-Rate Loans (identified cost $4,984,582,462)			$4,692,860,551

Short-Term Investments — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(14)	143,913,942	$ 143,913,942
Total Short-Term Investments (identified cost $143,913,942)		$ 143,913,942
Total Investments — 98.8% (identified cost $6,124,721,829)		$5,693,053,512
Less Unfunded Loan Commitments — (0.2)%		$ (9,340,092)
Net Investments — 98.6% (identified cost $6,115,381,737)		$5,683,713,420
Other Assets, Less Liabilities — 1.4%		$ 78,060,673
Net Assets — 100.0%		$5,761,774,093

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $775,015,279 or 13.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(3)	Affiliated company (see Note 7).
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Amount is less than 0.05%.
(8)	When-issued security.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after October 31, 2023, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at October 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2023, the total value of unfunded loan commitments is $6,974,244. See Note 1F for description.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	287,023,615	EUR	270,766,698	Standard Chartered Bank	11/2/23	$ 525,294	$ —
EUR	14,000,000	USD	15,040,448	Citibank, N.A.	11/30/23	—	(210,457)
EUR	18,000,000	USD	19,047,411	Standard Chartered Bank	11/30/23	19,720	—
GBP	3,000,000	USD	3,636,540	Bank of America, N.A.	11/30/23	10,400	—
GBP	2,500,000	USD	3,120,889	Standard Chartered Bank	11/30/23	—	(81,773)
USD	110,019,993	EUR	100,710,607	Bank of America, N.A.	11/30/23	3,338,752	—
USD	59,582,046	EUR	54,562,394	Bank of America, N.A.	11/30/23	1,784,918	—
USD	68,691,808	EUR	62,922,760	State Street Bank and Trust Company	11/30/23	2,038,668	—
USD	2,567,506	EUR	2,352,067	The Toronto-Dominion Bank	11/30/23	75,997	—
USD	761,273	GBP	613,244	Standard Chartered Bank	11/30/23	15,785	—
USD	34,684,407	GBP	27,484,305	State Street Bank and Trust Company	11/30/23	1,273,207	—

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	286,561,635	EUR	270,766,698	Standard Chartered Bank	12/4/23	$ —	$ (303,574)
EUR	12,000,000	USD	12,742,056	Standard Chartered Bank	12/29/23	—	(9,769)
GBP	3,000,000	USD	3,658,724	State Street Bank and Trust Company	12/29/23	—	(10,604)
USD	5,724,145	EUR	5,423,311	Australia and New Zealand Banking Group Limited	12/29/23	—	(30,118)
USD	11,599,841	EUR	11,000,000	Australia and New Zealand Banking Group Limited	12/29/23	—	(71,422)
USD	11,604,846	EUR	11,000,000	Goldman Sachs International	12/29/23	—	(66,417)
USD	11,599,744	EUR	11,000,000	State Street Bank and Trust Company	12/29/23	—	(71,519)
USD	11,791,232	EUR	11,184,306	State Street Bank and Trust Company	12/29/23	—	(75,584)
USD	11,790,441	EUR	11,184,306	State Street Bank and Trust Company	12/29/23	—	(76,375)
						$9,082,741	$(1,007,612)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Statement of Assets and Liabilities

October 31, 2023
Assets
Unaffiliated investments, at value (identified cost $5,969,122,387)	$ 5,539,799,478
Affiliated investments, at value (identified cost $146,259,350)	143,913,942
Cash	35,661,964
Deposits for derivatives collateral — forward foreign currency exchange contracts	5,450,000
Foreign currency, at value (identified cost $21,705,939)	21,724,435
Interest receivable	38,025,559
Dividends receivable from affiliated investments	852,108
Receivable for investments sold	98,080,389
Receivable for open forward foreign currency exchange contracts	9,082,741
Prepaid upfront fees on notes payable	397,460
Trustees' deferred compensation plan	272,714
Other receivables	2,084,589
Prepaid expenses	94,315
Total assets	$5,895,439,694
Liabilities
Cash collateral due to broker	$ 4,680,000
Payable for investments purchased	119,375,202
Payable for when-issued securities	4,225,000
Payable for open forward foreign currency exchange contracts	1,007,612
Payable to affiliates:
Investment adviser fee	2,476,271
Trustees' fees	9,042
Trustees' deferred compensation plan	272,714
Accrued expenses	1,619,760
Total liabilities	$ 133,665,601
Net Assets applicable to investors' interest in Portfolio	$5,761,774,093

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Statement of Operations

Year Ended
October 31, 2023
Investment Income
Dividend income	$ 3,060,356
Dividend income from affiliated investments	8,065,316
Interest and other income	563,764,152
Total investment income	$ 574,889,824
Expenses
Investment adviser fee	$ 32,834,212
Trustees’ fees and expenses	108,500
Custodian fee	1,248,549
Legal and accounting services	883,742
Interest expense and fees	2,410,276
Miscellaneous	383,591
Total expenses	$ 37,868,870
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 248,686
Total expense reductions	$ 248,686
Net expenses	$ 37,620,184
Net investment income	$ 537,269,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (273,795,704)
Foreign currency transactions	2,065,689
Forward foreign currency exchange contracts	(63,594,397)
Net realized loss	$(335,324,412)
Change in unrealized appreciation (depreciation):
Investments	$ 467,648,252
Investments - affiliated investments	(8,685,164)
Foreign currency	1,036,077
Forward foreign currency exchange contracts	11,089,934
Net change in unrealized appreciation (depreciation)	$ 471,089,099
Net realized and unrealized gain	$ 135,764,687
Net increase in net assets from operations	$ 673,034,327

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Statements of Changes in Net Assets

	Year Ended October 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 537,269,640	$ 418,622,273
Net realized gain (loss)	(335,324,412)	59,718,560
Net change in unrealized appreciation (depreciation)	471,089,099	(831,891,859)
Net increase (decrease) in net assets from operations	$ 673,034,327	$ (353,551,026)
Capital transactions:
Contributions	$ 308,512,496	$ 2,094,290,768
Withdrawals	(3,320,903,248)	(2,626,390,995)
Net decrease in net assets from capital transactions	$(3,012,390,752)	$ (532,100,227)
Net decrease in net assets	$(2,339,356,425)	$ (885,651,253)
Net Assets
At beginning of year	$ 8,101,130,518	$ 8,986,781,771
At end of year	$ 5,761,774,093	$ 8,101,130,518

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.58% (1)	0.54% (1)	0.56%	0.59%	0.55%
Net investment income	8.21%	4.39%	3.51%	4.17%	5.09%
Portfolio Turnover	19%	27%	26%	28%	16%
Total Return	10.63%	(3.32)%	7.80%	1.18%	1.64%
Net assets, end of year (000’s omitted)	$5,761,774	$8,101,131	$8,986,782	$5,649,501	$7,966,641
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2023 and 2022).

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2023, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.0% and 14.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Notes to Financial Statements — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2023, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the year ended October 31, 2023, the Portfolio’s investment adviser fee amounted to $32,834,212 or 0.50% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2023, the investment adviser fee paid was reduced by $248,686 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,183,936,744 and $3,587,117,176, respectively, for the year ended October 31, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,067,145,036
Gross unrealized appreciation	$ 29,989,140
Gross unrealized depreciation	(413,420,756)
Net unrealized depreciation	$ (383,431,616)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2023 is included in the Portfolio of Investments. At October 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Notes to Financial Statements — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2023, the fair value of derivatives with credit related contingent features in a net liability position was $1,007,612. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $770,000 at October 31, 2023.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$9,082,741	$(1,007,612)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Notes to Financial Statements — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 5,134,070	$ —	$ —	$ (4,680,000)	$ 454,070
Standard Chartered Bank	560,799	(395,116)	—	—	165,683
State Street Bank and Trust Company	3,311,875	(234,082)	(2,058,264)	—	1,019,529
The Toronto-Dominion Bank	75,997	—	—	—	75,997
	$9,082,741	$(629,198)	$(2,058,264)	$(4,680,000)	$1,715,279

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$ (101,540)	$ —	$ —	$ —	$ (101,540)
Citibank, N.A.	(210,457)	—	—	210,457	—
Goldman Sachs International	(66,417)	—	—	60,000	(6,417)
Standard Chartered Bank	(395,116)	395,116	—	—	—
State Street Bank and Trust Company	(234,082)	234,082	—	—	—
	$(1,007,612)	$629,198	$ —	$270,457	$(107,957)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(63,594,397)	$11,089,934
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2023, which is indicative of the volume of this derivative type, was approximately $1,209,633,000.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Notes to Financial Statements — continued

6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $600 million ($700 million prior to March 6, 2023) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 4, 2024. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $1,167,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at October 31, 2023 is $397,460 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the year ended October 31, 2023.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At October 31, 2023, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $143,913,942, which represents 2.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Global Services, LLC(1)(2)(3)	$ 8,685,164	$ —	$ —	$ —	$ (8,685,164)	$ 0	$ —	2,577
Short-Term Investments
Liquidity Fund	156,771,808	2,181,162,967	(2,194,020,833)	—	—	143,913,942	8,065,316	143,913,942
Total				$ —	$(8,685,164)	$143,913,942	$8,065,316
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Notes to Financial Statements — continued

At October 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 270,085,254	$ —	$ 270,085,254
Common Stocks	839,909	33,435,126	1,089,614	35,364,649
Corporate Bonds	—	524,182,503	—	524,182,503
Exchange-Traded Funds	17,700,300	—	—	17,700,300
Preferred Stocks	—	8,946,313	—	8,946,313
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,655,307,077	28,213,382	4,683,520,459
Short-Term Investments	143,913,942	—	—	143,913,942
Total Investments	$ 162,454,151	$ 5,491,956,273	$ 29,302,996	$ 5,683,713,420
Forward Foreign Currency Exchange Contracts	$ —	$ 9,082,741	$ —	$ 9,082,741
Total	$ 162,454,151	$ 5,501,039,014	$ 29,302,996	$ 5,692,796,161
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,007,612)	$ —	$ (1,007,612)
Total	$ —	$ (1,007,612)	$ —	$ (1,007,612)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2023 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Eaton Vance
Floating Rate Portfolio
October 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2023, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Floating-Rate Fund
October 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements 1 for each of the Eaton Vance Funds for an additional one-year period.  The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees.  Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee.  Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”).  (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Floating-Rate Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives.  The Board also received information regarding risk management techniques employed in connection with the management of the funds.  The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters.  In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees.  The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor.  The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement.  In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the

Eaton Vance
Floating-Rate Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement.  Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel.  In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans.  The Board considered each Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund and to the Portfolio, including portfolio managers and analysts.  The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals.  In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.  The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof.  The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.  The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services.  The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index.  The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022.  In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period.  The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period.  The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”).  As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.  The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group.  The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Floating-Rate Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds.  The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases.  Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser.  The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Floating-Rate Fund
October 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Floating-Rate Fund
October 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Eaton Vance Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, "MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Floating-Rate Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (ecommerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Floating-Rate Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

Investment Adviser of Eaton Vance Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of
Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044    10.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/22	10/31/23
Audit Fees	$122,000	$122,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$122,000	$122,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/22	10/31/23
Registrant	$0	$0
Eaton Vance(1)	$52,836	$0

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2023

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	December 22, 2023